Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Gross amount of goodwill
Balance at beginning of period	SFr 8,445	SFr 8,431		SFr 8,431
Foreign currency translation impact	66			80
Other	0			0
Balance at end of period	8,511	8,445		8,511
Accumulated impairment
Balance at beginning of period	5,514	5,514		5,514
Goodwill impairment	23	0	SFr 0	23	SFr 0
Balance at end of period	5,537	5,514		5,537
Net book value
Net book value	2,974	2,931		2,974		SFr 2,917
Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,328	1,323		1,323
Foreign currency translation impact	25			30
Other	(23)			(23)
Balance at end of period	1,330	1,328		1,330
Accumulated impairment
Balance at beginning of period	0	0		0
Goodwill impairment	0			0
Balance at end of period	0	0		0
Net book value
Net book value	1,330			1,330
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	5,502	5,502		5,502
Foreign currency translation impact	0			0
Other	23			23
Balance at end of period	5,525	5,502		5,525
Accumulated impairment
Balance at beginning of period	5,502	5,502		5,502
Goodwill impairment	23			23
Balance at end of period	5,525	5,502		5,525
Net book value
Net book value	0			0
Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period	489	487		487
Foreign currency translation impact	7			9
Other	0			0
Balance at end of period	496	489		496
Accumulated impairment
Balance at beginning of period	0	0		0
Goodwill impairment	0			0
Balance at end of period	0	0		0
Net book value
Net book value	496			496
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,114	1,107		1,107
Foreign currency translation impact	34			41
Other	0			0
Balance at end of period	1,148	1,114		1,148
Accumulated impairment
Balance at beginning of period	0	0		0
Goodwill impairment	0			0
Balance at end of period	0	0		0
Net book value
Net book value	1,148			1,148
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	12			12
Bank
Gross amount of goodwill
Balance at beginning of period		7,748		7,748
Foreign currency translation impact				81
Other				0
Balance at end of period	7,829			7,829
Accumulated impairment
Balance at beginning of period		4,867		4,867
Goodwill impairment				23	SFr 0
Balance at end of period	4,890			4,890
Net book value
Net book value	2,939			2,939		SFr 2,881
Bank | Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,300		1,300
Foreign currency translation impact				31
Other				(23)
Balance at end of period	1,308			1,308
Accumulated impairment
Balance at beginning of period		0		0
Goodwill impairment				0
Balance at end of period	0			0
Net book value
Net book value	1,308			1,308
Bank | Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period		4,855		4,855
Foreign currency translation impact				0
Other				23
Balance at end of period	4,878			4,878
Accumulated impairment
Balance at beginning of period		4,855		4,855
Goodwill impairment				23
Balance at end of period	4,878			4,878
Net book value
Net book value	0			0
Bank | Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period		480		480
Foreign currency translation impact				9
Other				0
Balance at end of period	489			489
Accumulated impairment
Balance at beginning of period		0		0
Goodwill impairment				0
Balance at end of period	0			0
Net book value
Net book value	489			489
Bank | Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period		1,101		1,101
Foreign currency translation impact				41
Other				0
Balance at end of period	1,142			1,142
Accumulated impairment
Balance at beginning of period		SFr 0		0
Goodwill impairment				0
Balance at end of period	0			0
Net book value
Net book value	1,142			1,142
Bank | Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12			SFr 12